Consolidated Statements of Changes in Shareholders’ Equity (Parentheticals) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of Stockholders' Equity [Abstract]
Dividend paid per share	$ 0.24	$ 0.24	$ 0.26